Fair Value Measurements (Details)	6 Months Ended
Jun. 30, 2018 USD ($)
Cash, Adjusted Cost	$ 1,073,436
Cash, Change in Fair Value
Cash, Fair Value	1,073,436
Cash, Cash and Cash Equivalents	1,073,436
Cash, Digital Tokens
Certificates of deposit, Adjusted Cost	250,015
Certificates of deposit, Change in Fair Value
Certificates of deposit, Fair Value	250,015
Certificates of deposit, Cash and Cash Equivalents	250,015
Certificates of deposit, Digital Tokens
Adjusted Cost	11,106,964
Change in Fair Value	(1,959,404)
Fair Value	9,147,560
Cash and Cash Equivalents	7,738,837
Digital Tokens	1,408,723
Level 1 [Member]
Adjusted Cost	9,783,513
Change in Fair Value	(1,959,404)
Fair Value	7,824,109
Cash and Cash Equivalents	6,415,386
Digital Tokens	1,408,723
Level 1 [Member] | Digital Tokens [Member]
Adjusted Cost	3,368,127
Change in Fair Value	(1,959,404)
Fair Value	1,408,723
Cash and Cash Equivalents
Digital Tokens	1,408,723
Level 1 [Member] | U.S. Treasury securities [Member]
Adjusted Cost	5,714,143
Change in Fair Value
Fair Value	5,714,143
Cash and Cash Equivalents	5,714,143
Digital Tokens
Level 1 [Member] | Money market funds [Member]
Adjusted Cost	701,243
Change in Fair Value
Fair Value	701,243
Cash and Cash Equivalents	701,243
Digital Tokens